Debt - Additional Information (Detail) (USD $)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended							1 Months Ended		1 Months Ended		12 Months Ended								1 Months Ended
	Jul. 31, 2011	Sep. 21, 2012	Mar. 31, 2013	Jun. 30, 2012	Jan. 31, 2012	Jun. 30, 2011	Sep. 15, 2011 Ewb Loan Agreement Installment	Jun. 30, 2012 Ewb Loan Agreement	Oct. 31, 2011 Convertible Notes Payable	Sep. 15, 2011 Convertible Notes Payable	Mar. 31, 2013 Loan Agreement	Mar. 31, 2013 Loan Agreement	Mar. 31, 2013 Base Rate	Mar. 31, 2013 Base Rate Minimum	Mar. 31, 2013 Base Rate Maximum	Mar. 31, 2013 Libor Rate	Mar. 31, 2013 Libor Rate Minimum	Mar. 31, 2013 Libor Rate Maximum	Sep. 15, 2011 Term Loan Facility	Mar. 31, 2013 Term Loan Facility	Dec. 20, 2012 Revolving Credit Facility	Nov. 21, 2012 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Mar. 31, 2013 Revolving Credit Facility	Aug. 07, 2012 Revolving Credit Facility	Sep. 15, 2011 Revolving Credit Facility	Aug. 07, 2012 Letter of Credit	Aug. 07, 2012 Swingline Loan	Mar. 31, 2013 Term Loan	Aug. 07, 2012 Term Loan	Jul. 31, 2011 Preferred Stock
Debt Disclosure [Line Items]
Repurchase of Series A convertible preferred stock																															12,041,700
Convertible series A preferred stock unpaid principal per share amount	$ 8,970,000
Repurchased shares aggregate consideration	$ 108,000,000
Repurchased shares amount paid in cash	40,000,000
Issuance of convertible subordinated promissory notes in the aggregate principal amount	68,000,000
Amount paid against the notes										34,000,000
Principal amount outstanding										34,000,000
Interest on notes									5.00%
Increase in Interest on notes									0.02
Final interest on notes					9.00%
Difference between repurchase price and carrying value of the repurchased preferred stock						59,000,000
Revolving credit facility																			35,000,000						50,000,000	5,000,000	5,000,000	5,000,000		50,000,000
Maturity date of term loan																			Sep. 15, 2016
Number of installments to repaid term loan							60
Term loan to repay a portion of outstanding convertible subordinated promissory notes																			34,000,000
LIBOR rate plus a spread under option 1				2.50%																			0.25%
LIBOR rate plus spread under option 2				3.00%																			1.00%
Percentage of commitment fee				0.15%
Payment against the loan balance								5,200,000
Short term debt obligations			5,011,000	6,968,000				7,000,000
Long-term debt			72,358,000	22,623,000				22,600,000
Remaining borrowing capacity under revolving credit facility																				1,000,000				20,000,000					0
Borrowed term loans under the Term Loan Facility																														20,800,000
Borrowings under the revolving credit facility																					20,000,000	10,000,000
Variable base rate													0.50%	1.25%	1.75%	1.00%	2.25%	2.75%
Term loan quarterly installments until July 1, 2014			5,000,000																	1,250,000
Term loan quarterly installments until July 1, 2015			6,875,000																	1,875,000
Term loan quarterly installments until July 1, 2017			15,000,000																	2,500,000
Excess cash flow percent			25.00%
Leverage ratio			1.5
Company's capital stock of existing and future foreign subsidiaries			65.00%
Penal interest rate in case of default		2.00%	2.00%
Company made aggregate payments											$ 1,300,000	$ 3,100,000